JPMorgan Equity Premium Income Fund Performance Management - R5 R6 Shares [Member] - JPMorgan Equity Premium Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year over the past seven calendar years. The table shows how the average annual total returns for the past one year, five years and life of the Fund. The table compares the Fund’s performance to the performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein. SOURCE ICE DATA INDICES, LLC (“ICE DATA”), IS USED WITH PERMISSION. ICE® IS A REGISTERED TRADEMARK OF ICE DATA OR ITS AFFILIATES AND BOFA® IS A REGISTERED TRADEMARK OF BANK OF AMERICA CORPORATION LICENSED BY BANK OF AMERICA CORPORATION AND ITS AFFILIATES (“BOFA”) AND MAY NOT BE USED WITHOUT BOFA’S PRIOR WRITTEN APPROVAL. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND THE ADVISER, OR ANY OF ITS PRODUCTS OR SERVICES.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year over the past seven calendar years. The table shows how the average annual total returns for the past one year, five years and life of the Fund.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS — CLASS R6 SHARES
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 202211.01%Worst Quarter1st quarter, 2020-17.47%The Fund’s year-to-date total returnthrough9/30/26was3.64%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Class R6 Shares, and after-tax returns for the other class will vary.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	3.64%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.01%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020